Organization	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
Organization and Description of the Business
Diamondback Energy, Inc. (“Diamondback” or the “Company”) together with its subsidiaries, is an independent oil and gas company currently focused on the acquisition, development, exploration and exploitation of unconventional, onshore oil and natural gas reserves in the Permian Basin in West Texas. Diamondback was incorporated in Delaware on December 30, 2011.
The subsidiaries of Diamondback, as of March 31, 2014, include Diamondback E&P LLC, a Delaware limited liability company, Diamondback O&G LLC, a Delaware limited liability company, Viper Energy Partners LLC, a Delaware limited liability company, Viper Energy Partners LP, a Delaware limited partnership, and Viper Energy Partners GP LLC, a Delaware limited liability company. The subsidiaries are all wholly owned.
On October 11, 2012, Diamondback acquired from Gulfport Energy Corporation (“Gulfport”) all of its oil and natural gas interests in the Permian Basin (the “Gulfport properties”) in exchange for shares of Diamondback common stock and a promissory note in a transaction referred to as the “Gulfport transaction”. The Gulfport transaction was treated as a business combination accounted for under the acquisition method of accounting with the identifiable assets and liabilities recognized at fair value on the date of transfer.
On May 21, 2013, the Company completed an underwritten primary public offering of 5,175,000 shares of common stock, which included 675,000 shares of common stock issued pursuant to an option to purchase additional shares granted to the underwriters. The stock was sold to the public at $29.25 per share and the Company received net proceeds of approximately $144.4 million from the sale of these shares of common stock, net of offering expenses and underwriting discounts and commissions.
On June 24, 2013, Gulfport and certain entities controlled by Wexford Capital, LP (“Wexford”), our equity sponsor, completed an underwritten secondary public offering of 6,000,000 shares of the Company’s common stock and, on July 5, 2013, the underwriters purchased an additional 869,222 shares of the Company’s common stock from these selling stockholders pursuant to an option to purchase such additional shares granted to the underwriters. The shares were sold to the public at $34.75 per share and the selling stockholders received all proceeds from this offering.
In August 2013, the Company completed an underwritten public offering of 4,600,000 shares of common stock, which included 600,000 shares of common stock issued pursuant to an option to purchase additional shares granted to the underwriters. The stock was sold to the public at $40.25 per share and the Company received net proceeds of approximately $177.5 million from the sale of these shares of common stock, net of offering expenses and underwriting discounts and commissions.
In September 2013, the Company completed an offering of $450.0 million principal amount of its 7.625% Senior Notes due 2021. See Note 6 below.
In February 2014, the Company completed an underwritten public offering of 3,450,000 shares of common stock, which included 450,000 shares of common stock issued pursuant to an option to purchase additional shares granted to the underwriters. The stock was sold to the public at $62.67 per share and the Company received net proceeds of approximately $208.4 million from the sale of these shares of common stock, net of offering expenses and underwriting discounts and commissions.
Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries after all significant intercompany balances and transactions have been eliminated upon consolidation.
These financial statements have been prepared by the Company without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). They reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results for interim periods, on a basis consistent with the annual audited financial statements. All such adjustments are of a normal recurring nature. Certain information, accounting policies and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted pursuant to such rules and regulations, although the Company believes the disclosures are adequate to make the information presented not misleading. This Quarterly Report on Form 10–Q should be read in conjunction with the Company’s most recent Annual Report on Form 10–K for the fiscal year ended December 31, 2013, which contains a summary of the Company’s significant accounting policies and other disclosures.

DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
Organization and Description of the Business
Diamondback Energy, Inc. (“Diamondback” or the “Company”) together with its subsidiaries, is an independent oil and gas company currently focused on the acquisition, development, exploration and exploitation of unconventional, onshore oil and natural gas reserves in the Permian Basin in West Texas. Diamondback was incorporated in Delaware on December 30, 2011.
On June 17, 2014, Diamondback entered into a contribution agreement (the “Contribution Agreement”) with Viper Energy Partners LP (the “Partnership”), Viper Energy Partners GP LLC (the “General Partner”) and Viper Energy Partners LLC to transfer Diamondback’s ownership interest in Viper Energy Partners LLC to the Partnership in exchange for 70,450,000 common units, representing an approximate 92% limited partner interest in the Partnership. Diamondback also owns and controls the General Partner, which holds a non-economic general partner interest in the Partnership. On June 23, 2014, the Partnership completed its initial public offering (the “Viper Offering”) of 5,750,000 common units. See Note 4—Viper Energy Partners LP for additional information regarding the Partnership.
The wholly owned subsidiaries of Diamondback, as of June 30, 2014, include Diamondback E&P LLC, a Delaware limited liability company, Diamondback O&G LLC, a Delaware limited liability company, and Viper Energy Partners GP LLC, a Delaware limited liability company. The consolidated subsidiaries include the wholly owned subsidiaries as well as Viper Energy Partners LP, a Delaware limited partnership and Viper Energy Partners LLC, a Delaware limited liability company. Noncontrolling interests represent third-party ownership in the net assets of the consolidated Partnership.
Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries after all significant intercompany balances and transactions have been eliminated upon consolidation.
The Partnership is consolidated in the financial statements of the Company. As of June 30, 2014, the Company owned approximately 92% of the common units of the Partnership, Wexford Capital LP (“Wexford”) owned approximately 1% and third party investors owned the remaining approximate 7% of the common units of the Partnership. The third party limited partnership interests in the Partnership are included in “noncontrolling interest” reported on the consolidated balance sheet.
These financial statements have been prepared by the Company without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). They reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results for interim periods, on a basis consistent with the annual audited financial statements. All such adjustments are of a normal recurring nature. Certain information, accounting policies and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted pursuant to such rules and regulations, although the Company believes the disclosures are adequate to make the information presented not misleading. This Quarterly Report on Form 10–Q should be read in conjunction with the Company’s most recent Annual Report on Form 10–K for the fiscal year ended December 31, 2013, which contains a summary of the Company’s significant accounting policies and other disclosures.

ORGANIZATION
Diamondback Energy, Inc. (“Diamondback” or the “Company”) together with its subsidiaries, is an independent oil and gas company currently focused on the acquisition, development, exploration and exploitation of unconventional, onshore oil and natural gas reserves in the Permian Basin in West Texas. Diamondback was incorporated in Delaware on December 30, 2011, and did not conduct any material business operations until October 11, 2012 when Diamondback merged with its parent entity, Diamondback Energy LLC, with Diamondback continuing as the surviving entity (the “Merger”). Prior to the Merger, Diamondback Energy LLC was a holding company and did not conduct any material business operations other than its ownership of Diamondback’s common stock and the membership interests in Diamondback O&G LLC (formerly known as Windsor Permian LLC, or “Windsor Permian”). As a result of the Merger, Windsor Permian became a wholly-owned subsidiary of Diamondback. Also on October 11, 2012, Wexford Capital LP (“Wexford”), our equity sponsor, caused all of the outstanding equity interests in Windsor UT LLC (“Windsor UT”) to be contributed to Windsor Permian prior to the Merger in a transaction referred to as the “Windsor UT Contribution”. The Windsor UT Contribution was treated as a combination of entities under common control with assets and liabilities transferred at their carrying amounts in a manner similar to a pooling of interests. The operations of Windsor Permian and Windsor UT, as limited liability companies, were not subject to federal income taxes. On the date of the Merger, a corresponding “first day” tax expense to net income from continuing operations was recorded to establish a net deferred tax liability for differences between the tax and book basis of Diamondback’s assets and liabilities. This charge was $54,142. The Company refers to the historical results of Windsor Permian and Windsor UT prior to October 11, 2012 as the “Predecessors”.
The subsidiaries of Diamondback, as of December 31, 2013, include Diamondback E&P LLC, a Delaware limited liability company, Diamondback O&G LLC, a Delaware limited liability company, and Viper Energy Partners LLC, a Delaware limited liability company. The subsidiaries are all wholly owned.
Immediately after the Merger on October 11, 2012, Diamondback acquired from Gulfport Energy Corporation (“Gulfport”) all of its oil and natural gas interests in the Permian Basin (the “Gulfport properties”) in exchange for shares of Diamondback common stock and a promissory note in a transaction referred to as the “Gulfport transaction”. The Gulfport transaction was treated as a business combination accounted for under the acquisition method of accounting with the identifiable assets and liabilities recognized at fair value on the date of transfer. See Note 3—Acquisitions for information regarding the acquisition.
On October 17, 2012, the Company completed its initial public offering (“IPO”) of 14,375 shares of common stock, which included 1,875 shares of common stock issued pursuant to an option to purchase additional shares granted to the underwriters. The stock was sold to the public at $17.50 per share and the Company received net proceeds of approximately $234,100 from the sale of these shares of common stock, net of offering expenses and underwriting discounts and commissions.
In the first quarter of 2013, Windsor UT merged with and into Windsor Permian and Windsor Permian, the surviving entity in the merger, was renamed Diamondback O&G LLC (“Diamondback O&G”).
On May 21, 2013, the Company completed an underwritten primary public offering of 5,175 shares of common stock, which included 675 shares of common stock issued pursuant to an option to purchase additional shares granted to the underwriters. The stock was sold to the public at $29.25 per share and the Company received net proceeds of approximately $144,439 from the sale of these shares of common stock, after offering expenses and underwriting discounts and commissions.
On June 24, 2013, Gulfport and certain entities controlled by Wexford completed an underwritten secondary public offering of 6,000 shares of the Company’s common stock and, on July 5, 2013, the underwriters purchased an additional 869 shares of the Company’s common stock from these selling stockholders pursuant to an option to purchase such additional shares granted to the underwriters. The shares were sold to the public at $34.75 per share and the selling stockholders received all proceeds from this offering.
In August 2013, the Company completed an underwritten public offering of 4,600 shares of common stock, which included 600 shares of common stock issued pursuant to an option to purchase additional shares granted to the underwriters. The stock was sold the public at $40.25 per share and the Company received net proceeds of approximately $177,500 from the sale of these shares of common stock, after offering expenses and underwriting discounts and commissions.
In September 2013, the Company completed an offering of $450,000 principal amount of our 7.625% Senior Notes due 2021. See Note 7—Debt.